Schedule of inventory (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total inventory	€ 231	€ 171
LPG Distribution materials and consumables qindal shola [member]
IfrsStatementLineItems [Line Items]
Total inventory	228	171
LPG - finished goods (QIND / Al Shola Gas)	€ 3